Prospectus supplement dated May 31, 2019
to the following prospectus(es):
Monument Advisor dated May 1, 2019
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective June 3, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio	BNY Mellon Investment Portfolios – Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund, Inc.	BNY Mellon Stock Index Fund, Inc.
Dreyfus Variable Investment Fund – International Value Portfolio	BNY Mellon Variable Investment Fund – International Value Portfolio
The Dreyfus Sustainable U.S. Equity Fund, Inc.	BNY Mellon Sustainable U.S. Equity Fund, Inc.
As of the effective date, the Investment Advisor is changed to BNY Mellon Investment Management.
(2)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective May 24, 2019, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Oppenheimer Variable Account Funds – Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund
Oppenheimer Variable Account Funds – Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund
Oppenheimer Variable Account Funds – Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund
Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA	Invesco Oppenheimer V.I. Main Street Fund
Oppenheimer Variable Account Funds – Oppenheimer Total Return Bond Fund/VA	Invesco Oppenheimer V.I. Total Return Bond Fund
PROS-2019-277
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